Deferred tax (Tables)	6 Months Ended
Dec. 31, 2022
Deferred Tax
Schedule of deferred taxes

	31 December	30 June	31 December
	2022	2022	2021
	£’000	£’000	£’000
Net deferred tax liability	(2,413)	(7,402)	(30,422)

Schedule of movements in net deferred tax liability

	31 December	30 June	31 December
	2022	2022	2021
	£’000	£’000	£’000
At the beginning of the period	(7,402)	(35,546)	(35,546)
Credited to the statement of profit or loss (Note 11)	5,408	29,431	5,415
Credited/(expensed) to other comprehensive income (Note 11)	(419)	(1,287)	(291)
At the end of the period	(2,413)	(7,402)	(30,422)